ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Related party		Total current and non current liabilities
Current liabilities		$ 12	$ 661,602
Delta Airlines, Inc.[Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party		Delta Airlines, Inc.
Relationship		Shareholder
Country of origin		U.S.A.
Currency		US$
Current liabilities			2,268
Inversora Aeronáutica Argentina S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party		Inversora Aeronáutica Argentina S.A.
Relationship		Related director
Country of origin		Argentina
Currency		US$
Current liabilities		$ 5	5
Patagonia Seafarms INC [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party		Patagonia Seafarms INC
Relationship		Related director
Country of origin		U.S.A.
Currency		US$
Current liabilities		$ 7	7
Costa Verde Aeronautica S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		81.062.300-4
Related party	[1]	Costa Verde Aeronautica S.A. (*)
Relationship		Shareholder
Country of origin		Chile
Currency		US$
Current liabilities			175,819
QA Investments Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	QA Investments Ltd (*)
Relationship		Common shareholder
Country of origin		U.K.
Currency		US$
Current liabilities			219,774
QA Investments 2 Ltd [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	QA Investments 2 Ltd (*)
Relationship		Common shareholder
Country of origin		U.K.
Currency		US$
Current liabilities			219,774
Lozuy S.A. [Member]
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details) - Schedule of current accounts payable [Line Items]
Tax No.		Foreign
Related party	[1]	Lozuy S.A. (*)
Relationship		Common shareholder
Country of origin		Uruguay
Currency		US$
Current liabilities			$ 43,955

[1]	corresponds to drawdowns tranche C of the DIP loan (See note 3.1c)